Accumulated retained earnings	12 Months Ended
Dec. 31, 2021
Accumulated Retained Earnings
Accumulated retained earnings	Accumulated retained earnings
a) Definitions
The balance of 'Equity - Accumulated gains and Other reserves' includes the net amount of the accumulated results (profits or losses) recognised in previous years through the consolidated income statement which in the profit distribution were allocated in equity, the expenses of own equity instrument issues, the differences between the amount for which the treasury shares are sold and their acquisition price, as well as the net amount of the results accumulated in previous years, generated by the result of non-current assets held for sale, recognised through the consolidated income statement.
b) Breakdown
The detail of Accumulated retained earnings and Reserves of entities accounted for using the equity method is as follows:

EUR million
	2021	2020	2019
Restricted reserves	2,543	2,460	2,595
Legal reserve	1,734	1,734	1,662
Own shares	755	672	879
Revaluation reserve Royal Decree-Law 7/1996	43	43	43
Reserve for retired capital	11	11	11
Unrestricted reserves	4,243	10,422	10,664
Voluntary reserves*	6,123	6,128	4,603
Consolidation reserves attributable to the Bank	(1,880)	4,294	6,061
Reserves of subsidiaries	47,438	47,601	43,449
Reserves of entities accounted for using the equity method	1,572	1,504	1,210
	55,796	61,987	57,918
*    In accordance with the commercial regulations in force in Spain.
i. Legal reserve
Under the Consolidated Spanish Corporate Enterprises Act, 10% of net profit for each year must be transferred to the legal reserve. These transfers must be made until the balance of this reserve reaches 20% of the share capital. The legal reserve can be used to increase capital provided that the remaining reserve balance does not fall below 10% of the increased share capital amount.
In 2020 and 2019, Banco Santander transferred EUR 72 million and EUR 38 million, respectively, from the Share premium account to the Legal reserve.
Consequently, once again, after the capital increases described in note 31 had been carried out, the balance of the legal reserve reached 20% of the share capital, and at 31 December 2021 the Legal reserve was of the stipulated level.
ii. Reserve for treasury shares
According to the Consolidated Text of the Corporate Enterprises Act, an unavailable reserve equivalent to the amount for which Banco Santander's shares owned by subsidiaries are recorded. This reservation shall be freely available when the circumstances which have obliged its constitution disappear. In addition, this reserve covers the outstanding balance of loans granted by the Group with Banco Santander's share guarantee and the amount equivalent to the credits granted by the Group companies to third parties for the acquisition of own shares.
iii. Revaluation reserve Royal Decree Law 7/1996, of 7 June
The balance of Revaluation reserve Royal Decree-Law 7/1996 can be used, free of tax, to increase share capital. From 1 January 2007, the balance of this account can be taken to unrestricted reserves, provided that the monetary surplus has been realised. The surplus will be deemed to have been realised in respect of the portion on which depreciation has been taken for accounting purposes or when the revalued assets have been transferred or derecognised.
If the balance of this reserve were used in a manner other than that provided for in Royal Decree law 7/1996, of 7 June, it would be subject to taxation.
iv. Reserves of subsidiaries
The detail, by company, of Reserves of subsidiaries, based on the companies’ contribution to the Group (considering the effect of consolidation adjustments) is as follows:

EUR million
	2021	2020	2019
Banco Santander (Brasil) S.A. (Consolidated Group)	14,325	14,067	12,400
Santander UK Group	8,558	8,447	8,079
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	4,913	4,230	3,810
Santander Consumer Finance Group	4,753	4,186	4,012
Banco Santander - Chile	3,502	3,404	3,116
Banco Santander Totta, S.A. (Consolidated Group)	3,194	2,960	2,823
Group Santander Holdings USA	2,940	4,793	4,528
Banco Santander Río S.A.	2,318	2,161	1,895
Santander Bank Polska S.A.	1,990	1,748	1,738
Santander Investment, S.A.	1,307	1,335	146
Santander Seguros y Reaseguros, Compañía Aseguradora, S.A.	869	695	823
Banco Santander International SA (former Banco Santander (Suisse) SA)	277	247	348
Other companies and consolidation adjustments	(1,508)	(672)	(269)
	47,438	47,601	43,449
Of which, restricted	3,392	3,155	3,193